OTHER NON-CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2016
OTHER NON-CURRENT ASSETS [Abstract]
Schedule of Other Non-current Assets

(in thousands of $)	2016	2015
Mark-to-market interest rate swaps valuation (see note 24)	8,194	1,881
Deferred tax asset (see note 9)	5,086	10,393
Other long-term assets	3,737	4,479
	17,017	16,753